Risk Management - Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for off balance sheet item [Abstract]
Payment guarantees	₩ 16,070,098	₩ 16,611,262
Loan commitments	134,286,067	133,863,588
Other commitments	₩ 5,806,012	₩ 4,572,323